UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional

Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 56.2%
	Adjustable Rate Mortgage Trust
$970,573	2.556%, 04/25/35 (A)	$944,633
1,407,354	0.462%, 11/25/35 (A)	1,187,649
	Alternative Loan Trust
11,454,178	6.000%, 12/25/34	11,329,064
2,065,786	5.750%, 04/25/33	2,146,567
1,966,576	5.750%, 10/25/33	2,064,784
796,792	5.750%, 01/25/35	803,604
940,250	5.500%, 02/25/25	958,110
2,793,952	5.500%, 07/25/33	2,849,060
1,453,305	5.500%, 04/25/34	1,517,800
	American Home Mortgage Investment Trust
3,643	2.173%, 10/25/34 (A)	3,370
1,589,087	1.829%, 09/25/45 (A)	1,498,971
	Banc of America Alternative Loan Trust
1,358,073	6.000%, 10/25/34	1,403,848
2,255,952	5.500%, 10/25/33	2,325,275
7,837,816	5.500%, 12/25/33	8,053,089
	Banc of America Funding Trust
3,329,039	5.750%, 11/25/35	3,417,119
144,787	5.500%, 08/25/35	148,904
798,645	2.700%, 12/20/34 (A)	655,621
515,719	2.579%, 11/20/34 (A)	488,596
430,619	2.384%, 12/20/36 (A)	433,111
1,316,226	0.602%, 07/25/37 (A) (B)	834,836
	Banc of America Mortgage Trust
257,317	5.500%, 10/25/34	259,624
1,489,391	3.329%, 02/25/35 (A)	1,484,178
267,423	2.682%, 02/25/34 (A)	265,663
	Bear Stearns Adjustable Rate Mortgage Trust
162,876	2.696%, 01/25/35 (A)	163,671
66,221	2.683%, 01/25/35 (A)	65,065
267,099	2.668%, 04/25/34 (A)	254,701
271,593	2.595%, 07/25/34 (A)	270,843
6,355,374	2.578%, 02/25/36 (A)	5,030,234
	Chase Mortgage Finance Trust
2,686,035	2.633%, 02/25/37 (A)	2,643,918
	CHL Mortgage Pass-Through Trust
246,089	5.500%, 01/25/34	256,827
2,631,985	5.500%, 10/25/35	2,427,691
1,635,993	2.665%, 08/25/34 (A)	1,474,492
	Citicorp Mortgage Securities
857,145	6.000%, 08/25/36	876,562

1

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 56.2% (continued)
	Citigroup Mortgage Loan Trust
$968,968	5.237%, 09/25/34 (A) (B)	$877,214
498,673	2.602%, 05/25/35 (A)	480,366
1,457,891	2.530%, 10/25/35 (A)	1,442,338
686,528	2.200%, 09/25/35 (A)	684,891
	CitiMortgage Alternative Loan Trust
4,537,126	6.000%, 07/25/36	4,045,669
5,200,978	6.000%, 09/25/36	4,512,623
6,070,877	6.000%, 06/25/37	5,146,689
1,011,738	6.000%, 10/25/37	878,237
	Countrywide Alternative Loan Trust
2,978,323	6.250%, 07/25/36	2,028,196
4,273,044	5.750%, 04/25/37	3,828,865
965,783	5.500%, 08/25/34	1,007,458
880,779	5.500%, 04/25/36	813,227
2,642,251	0.362%, 05/25/35 (A)	2,215,015
	Countrywide Home Loan Mortgage Pass-Through Trust
3,295,265	6.000%, 05/25/36	3,044,176
6,853,595	6.000%, 02/25/37	6,294,931
560,404	3.368%, 01/20/35 (A)	550,494
3,112,206	2.596%, 11/20/35 (A)	2,957,579
4,070,046	2.557%, 04/25/35 (A)	2,975,220
342,387	2.488%, 09/20/34 (A)	334,514
866,350	0.492%, 03/25/35 (A)	661,714
3,177,669	0.422%, 04/25/35 (A)	2,582,625
	Credit Suisse First Boston Mortgage Securities
4,876,802	5.500%, 11/25/35	4,338,593
508,428	5.250%, 05/25/28	519,012
	Credit Suisse Mortgage Capital Certificates
3,450,860	6.500%, 10/25/21	2,853,454
	CSMC
3,300,000	5.430%, 06/27/34 (A) (B)	2,945,854
	Deutsche Alt-A Securities Mortgage Loan Trust
1,674,791	5.500%, 11/25/35 (A)	1,557,937
5,473,137	5.500%, 12/25/35	4,603,762
2,791,932	5.250%, 06/25/35	2,851,202
	FDIC Trust
1,611,797	4.500%, 10/25/18 (B)	1,636,185
	GMAC Mortgage Loan Trust
351,752	5.000%, 11/25/33	363,114
1,831,529	3.114%, 07/19/35 (A)	1,689,721
1,182,907	2.860%, 06/19/35 (A)	1,178,599

2

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 56.2% (continued)
	GSR Mortgage Loan Trust
$2,724,142	6.000%, 09/25/36	$2,306,155
1,179,829	2.814%, 12/25/34 (A)	1,054,562
937,321	2.757%, 12/25/34 (A)	938,338
393,704	2.699%, 07/25/35 (A)	364,463
1,825,000	2.671%, 09/25/35 (A)	1,825,854
	HarborView Mortgage Loan Trust
476,527	2.583%, 05/19/34 (A)	472,168
	Indymac Index Mortgage Loan Trust
3,325,909	0.794%, 07/25/45 (A)	3,019,836
	JPMorgan Alternative Loan Trust
2,618,370	4.452%, 03/25/36 (A)	2,123,857
6,496,182	2.426%, 03/25/36 (A)	5,651,360
	JPMorgan Mortgage Trust
6,335,639	6.000%, 01/25/36	5,559,324
1,112,159	5.750%, 03/25/37	911,694
2,514,847	3.553%, 03/25/43 (A) (B)	2,389,273
1,839,065	2.851%, 08/25/35 (A)	1,848,641
212,219	2.663%, 07/25/35 (A)	212,653
2,371,978	2.557%, 02/25/36 (A)	2,100,507
5,678,166	2.526%, 01/25/37 (A)	5,021,412
	Lehman Mortgage Trust
2,142,157	5.500%, 02/25/36	2,156,535
1,271,281	0.652%, 01/25/36 (A)	924,010
	MASTR Adjustable Rate Mortgages Trust
3,349,719	2.703%, 04/25/36 (A)	3,203,259
3,270,486	2.648%, 03/25/35 (A)	2,903,204
996,597	2.629%, 01/25/36 (A)	974,965
4,376,267	0.312%, 01/25/47 (A)	3,123,530
	MASTR Alternative Loan Trust
2,517,796	6.000%, 06/25/34	2,658,128
5,291,167	6.000%, 09/25/34	5,420,049
2,078,374	5.500%, 06/25/34	2,174,787
1,628,056	5.250%, 11/25/33	1,686,265
	Merrill Lynch Alternative Note Asset Trust
9,840,038	6.000%, 03/25/37	7,105,865
	Morgan Stanley Mortgage Loan Trust
1,452,620	6.000%, 06/25/36	1,232,806
2,534,423	6.000%, 08/25/36	2,205,186
650,000	5.500%, 11/25/35	661,245
	New York Mortgage Trust
2,669,817	2.597%, 05/25/36 (A)	2,385,143

3

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Residential Mortgage-Backed Obligations — 56.2% (continued)
	RALI Trust
$663,279	6.000%, 06/25/36	$536,508
785,000	5.500%, 09/25/33	821,056
781,901	5.500%, 06/25/34	809,110
	Residential Asset Securitization Trust
3,875,895	6.000%, 06/25/37	3,608,764
2,745,867	6.000%, 01/25/46	2,237,813
6,917,549	5.375%, 07/25/35	5,724,279
	RFMSI Trust
1,672,794	5.750%, 01/25/36	1,722,057
	Structured Adjustable Rate Mortgage Loan Trust
569,402	2.656%, 09/25/34 (A)	562,317
1,209,689	2.419%, 11/25/34 (A)	1,192,865
2,766,742	0.462%, 07/25/35 (A)	2,269,927
3,716,852	0.312%, 01/25/37 (A)	2,753,901
	Structured Asset Securities Mortgage Pass-Through Certificates
3,319,160	5.750%, 11/25/34	3,499,613
133,587	5.000%, 12/25/34	135,927
	Washington Mutual Mortgage Pass-Through Certificates
3,065,260	6.000%, 03/25/36	2,701,806
782,799	5.500%, 07/25/34	825,809
91,702	2.401%, 01/25/35 (A)	92,187
341,705	2.268%, 09/25/46 (A)	318,076
2,719,004	2.018%, 01/25/47 (A)	2,478,897
1,777,942	1.086%, 08/25/46 (A)	1,212,034
527,788	0.886%, 04/25/47 (A)	472,515
	Wells Fargo Mortgage Backed Securities Trust
5,040,000	6.000%, 01/25/36	4,993,375
1,011,889	5.500%, 11/25/35	1,043,401
2,511,567	5.500%, 01/25/36	2,583,114
339,257	2.635%, 02/25/34 (A)	345,608
45,683	2.618%, 12/25/33 (A)	45,623
682,824	2.614%, 04/25/35 (A)	694,524
32,819	2.483%, 12/25/33 (A)	32,929

	Total Residential Mortgage-Backed Obligations
	(Cost $238,722,430)	248,766,063

Asset-Backed Securities — 22.8%
	Ascentium Equipment Receivables
1,300,000	3.100%, 06/10/21 (B)	1,307,212
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18	1,009,427

4

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Asset-Backed Securities — 22.8% (continued)
	Bayview Opportunity Master Fund Trust
$781,838	3.721%, 06/28/33	$783,081
1,521,050	3.228%, 03/28/33 (A) (B)	1,521,050
	CarNow Auto Receivables Trust
1,736,000	6.900%, 11/15/16 (B)	1,750,645
1,717,000	4.330%, 11/15/17	1,723,171
	Castlelake Aircraft Securitization Trust
3,962,800	5.250%, 02/15/29	3,977,660
	CFC LLC
2,000,000	5.930%, 08/15/19 (B)	2,087,424
3,180,000	4.680%, 11/15/19 (B)	3,229,394
	Countrywide Asset-Backed Certificates
2,250,000	5.103%, 05/25/35	2,208,917
	CPS Auto Receivables Trust
1,000,000	6.760%, 03/15/21 (B)	1,024,290
1,100,000	6.380%, 05/17/21 (B)	1,102,296
	DT Auto Owner Trust
3,400,000	4.180%, 06/15/20	3,436,086
4,100,000	3.980%, 01/15/21 (B)	4,102,619
1,850,000	3.740%, 05/15/20 (B)	1,885,326
2,600,000	3.680%, 04/15/21 (B)	2,597,972
	FAN Engine Securitization
5,228,834	4.625%, 10/15/43 (B)	5,150,402
	First Franklin Mortgage Loan Trust
801,481	0.302%, 07/25/36 (A)	749,384
	First Investors Auto Owner Trust
2,040,000	9.000%, 01/15/19 (B)	2,180,597
2,000,000	6.860%, 03/15/19 (B)	2,095,370
2,130,000	2.530%, 01/15/20 (B)	2,131,044
	Flagship Credit Auto Trust
1,000,000	6.260%, 02/16/21 (B)	1,055,259
1,250,000	5.710%, 08/16/21 (B)	1,249,707
2,300,000	5.380%, 07/15/20 (B)	2,369,626
1,000,000	4.930%, 05/15/18 (B)	1,061,208
2,200,000	4.420%, 12/16/19 (B)	2,291,665
2,425,000	3.590%, 03/15/19 (B)	2,477,373
	Global Seaco Finance
2,683,333	3.670%, 11/17/28	2,712,957
	GSAA Home Equity Trust
2,609,691	0.222%, 12/25/46 (A)	1,446,919
	Kondaur Mortgage Asset Trust
2,600,000	5.000%, 08/25/52	2,574,000
	Leaf II Receivables Funding LLC
2,325,000	6.000%, 09/15/21	2,376,548

5

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Asset-Backed Securities — 22.8% (continued)
	Lehman XS Trust
$364	0.302%, 08/25/46 (A)	$364
	OnDeck Asset Securitization Trust
4,500,000	3.150%, 05/17/18 (B)	4,499,075
	OneMain Financial Issuance Trust
1,680,000	2.430%, 06/18/24 (B)	1,679,966
	Prestige Auto Receivables Trust
3,000,000	3.040%, 07/15/20 (B)	3,034,176
	RBSSP Resecuritization Trust
865,743	2.920%, 11/28/17 (B)	852,757
	Rise
989,583	6.500%, 02/15/39 (A)	999,479
	Sierra Timeshare Receivables Funding
691,803	9.310%, 07/20/28 (B)	743,701
	SNAAC Auto Receivables Trust
2,000,000	6.210%, 12/17/18 (B)	2,065,576
1,200,000	4.580%, 04/15/21	1,202,154
2,000,000	4.560%, 04/15/20 (B)	2,100,176
	Springleaf Funding Trust
1,750,000	4.450%, 12/15/22 (B)	1,750,000
4,275,000	3.920%, 01/16/23 (B)	4,349,812
	Structured Asset Securities Mortgage Loan Trust
1,278,994	0.442%, 06/25/35 (A)	1,098,082
	Trade MAPS 1
4,000,000	5.150%, 12/10/18 (A) (B)	4,025,000
	United Auto Credit Securitization Trust
1,590,000	2.900%, 12/15/17	1,600,511
	Vericrest Opportunity Loan Transferee
1,577,408	3.960%, 11/25/53 (B)	1,588,765
1,710,819	3.625%, 04/25/55	1,721,511
	Westgate Resorts
866,032	11.000%, 09/20/25 (B)	894,992
964,066	9.000%, 01/20/25 (B)	995,697

	Total Asset-Backed Securities
	(Cost $99,074,205)	100,870,423

Commercial Mortgage-Backed Obligations — 19.9%
	A10 Securitization
290,000	6.230%, 11/15/27 (B)	290,112
965,000	5.120%, 11/15/27 (B)	960,184
	Banc of America Commercial Mortgage Trust
75,000	5.782%, 04/10/49 (A)	82,748
	Bear Stearns Commercial Mortgage Securities Trust
2,485,000	6.618%, 05/11/39 (A) (B)	2,549,796

6

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Commercial Mortgage-Backed Obligations — 19.9% (continued)
	COBALT Commercial Mortgage Trust
$2,525,000	5.254%, 08/15/48	$2,605,961
	Commercial Mortgage Trust
6,400,000	5.823%, 12/10/44 (A) (B)	6,728,329
3,850,000	5.543%, 12/11/49 (A) (B)	4,133,814
1,000,000	5.020%, 08/15/45 (A) (B)	982,320
	Credit Suisse Commercial Mortgage Trust
100,000	6.053%, 09/15/39 (A)	109,361
	Credit Suisse Mortgage Capital Certificates
3,930,000	5.869%, 09/15/40 (A)	4,078,377
	DBUBS Mortgage Trust
2,700,000	5.730%, 01/10/21 (A) (B)	2,864,203
	Del Coronado Trust
3,000,000	5.152%, 03/15/18 (A) (B)	3,007,800
	Extended Stay America Trust
6,928,000	5.521%, 12/05/31 (A) (B)	7,260,960
	FREMF Mortgage Trust
1,500,000	4.163%, 11/25/44 (A) (B)	1,509,682
	GP Portfolio Trust
2,500,000	4.002%, 02/15/27 (A) (B)	2,503,044
	Greenwich Capital Commercial Funding
900,000	5.736%, 12/10/49	1,003,337
	GS Mortgage Securities Trust
16,695,000	5.997%, 08/10/45 (A)	17,357,207
	Hilton USA Trust
3,995,000	4.602%, 11/05/30 (A) (B)	4,088,000
375,000	4.407%, 11/05/30 (B)	386,973
	JPMorgan Chase Commercial Mortgage Securities Trust
931,570	6.152%, 04/15/18	939,861
1,175,000	5.464%, 01/15/49 (A)	1,232,423
2,000,000	5.021%, 01/12/37 (A)	2,022,616
3,000,000	3.110%, 04/15/28 (A) (B)	2,999,739
	Morgan Stanley Capital I Trust
2,500,000	3.828%, 02/05/35 (A) (B)	1,894,625
	Morgan Stanley RE-REMIC Trust
700,000	5.997%, 08/12/45 (A) (B)	769,957
	Motel 6 Trust
4,500,000	4.274%, 10/05/25 (B)	4,436,055
1,800,000	3.781%, 10/05/25 (B)	1,819,395
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,654,296
	VNO Mortgage Trust
1,200,000	3.947%, 12/13/29	1,200,259

7

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value

Commercial Mortgage-Backed Obligations — 19.9% (continued)
	Wachovia Bank Commercial Mortgage Trust
$550,000	5.603%, 10/15/48 (A)	$598,759
	WF-RBS Commercial Mortgage Trust
150,000	5.823%, 11/15/44 (A) (B)	163,721
2,145,447	5.721%, 03/15/44 (A) (B)	2,236,631
3,436,469	5.647%, 02/15/44 (A) (B)	3,605,770

	Total Commercial Mortgage-Backed Obligations
	(Cost $84,187,296)	88,076,315

Municipal Bond — 0.2%
	Michigan State, Tobacco Settlement Financing Authority, RB
	7.309%, 06/01/34
955,000	(Cost $794,470)	804,578

Short-Term Investment — 1.6%
	Dreyfus Treasury Prime Cash Management, 0.000% (C)
7,035,796	(Cost $7,035,796)	7,035,796

	Total Investments — 100.7%
	(Cost $429,814,197)	445,553,175
	Other Assets and Liabilities, net — (0.7)%	(2,951,107)

	Net Assets — 100.0%	$442,602,068

(A)	Variable rate security - Rate disclosed is the rate in effect on April 30, 2014.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate shown is the 7-day effective yield as of April 30, 2014.

LLC	Limited Liability Company
RB	Revenue Bond
RE-REMIC	Resecuritization of Real Estate Mortgage Investment Conduit

8

Portfolio of Investments — as of April 30, 2014 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Allocation Summary at April 30, 2014

Residential Mortgage-Backed Obligations	56.2%
Asset-Backed Securities	22.8
Commercial Mortgage-Backed Obligations	19.9
Short-Term Investment	1.6
Municipal Bond	0.2

Total Investments	100.7
Other Assets and Liabilities, net	(0.7)

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

9

Statement of Assets and Liabilities (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$429,814,197

Investments at value	$445,553,175
Cash	50,465
Interest receivable	1,587,786
Prepaid expenses	15,754

TOTAL ASSETS	447,207,180

LIABILITIES
Payable for securities purchased	4,499,075
Administrative fees payable (Note 4)	43,389
Chief Compliance Officer fees payable (Note 3)	3,204
Trustees’ fees payable	2,449
Other accounts payable and accrued expenses	56,995

TOTAL LIABILITIES	4,605,112

NET ASSETS	$442,602,068

NET ASSETS CONSIST OF:
Paid-in capital	$425,441,077
Undistributed net investment income	455,453
Accumulated net realized gain on investments	966,560
Net unrealized appreciation on investments	15,738,978

NET ASSETS	$442,602,068

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$442,602,068

Outstanding shares of beneficial interest (unlimited authorization — no par value)	38,543,437

Net asset value, offering and redemption price per share	$11.48

The accompanying notes are an integral part of the financial statements.

10

Statement of Operations (Unaudited)

For the six-months ended April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$11,610,083
Dividends	2

11,610,085

Expenses
Administrative fees (Note 4)	244,906
Trustees’ fees and expenses	5,967
Chief Compliance Officer fees (Note 3)	4,408
Registration fees	16,507
Legal fees	14,519
Transfer agent fees and expenses (Note 4)	14,183
Audit and tax services fees	11,864
Shareholder reporting expenses	8,502
Custodian fees and expenses	6,329
Miscellaneous expenses	19,824

Total expenses	347,009

Net investment income	11,263,076

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	970,026
Net change in unrealized appreciation on investments	4,075,706

Net realized and unrealized gain on investments	5,045,732

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,308,808

The accompanying notes are an integral part of the financial statements.

11

Statement of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS:
Net investment income	$11,263,076	$16,213,122
Net realized gain on investments	970,026	5,411,209
Net change in unrealized appreciation (depreciation) on investments	4,075,706	(718,686)

Net increase in net assets resulting from operations	16,308,808	20,905,645

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(10,814,135)	(14,847,547)
Realized gains	(6,771,850)	(6,948,435)

Total distributions	(17,585,985)	(21,795,982)

CAPITAL SHARE TRANSACTIONS (1):
Issued	52,205,000	118,678,600
Issued in connection with in-kind transfer*	20,298,986	31,423,330
Reinvestment of distributions	17,585,986	21,795,982
Redeemed	(5,891,200)	(37,265,501)

Net increase in net assets from capital share transactions	84,198,772	134,632,411

Net increase in net assets	82,921,595	133,742,074
NET ASSETS:
Beginning of the period	359,680,473	225,938,399

End of the period	$442,602,068	$359,680,473

UNDISTRIBUTED NET INVESTMENT INCOME	$455,453	$6,512

*	See Note 10 in Notes to Financial Statements.
(1)	For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12

[This Page Intentionally Left Blank]

Financial Highlights

For a share outstanding throughout the period or year

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Institutional Class
2014@	$11.51	$0.31	$0.15	$0.46	$(0.30)	$(0.19)	$(0.49)
10/31/13	11.61	0.69	0.18	0.87	(0.62)	(0.35)	(0.97)
10/31/12*	10.00	0.92	1.41	2.33	(0.72)	—	(0.72)

*	The Fund commenced operations on December 15, 2011.
@	For the six-months ended April 30, 2014 (Unaudited).
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year, if applicable, are not annualized
(c)	Had certain expenses not been reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to reimburse a portion of the Fund’s expenses during the period. Without this reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.

Amount designated as “—” is $0.

14

Net asset value, end of the period	Total return (%) (b)		Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (d)(e)	Ratio of expenses to average net assets (excluding reimbursements (%) (e)	Ratio of net investment income to average net assets (%) (e)	Portfolio turnover rate (%) (b)

$11.48	4.08		$442,602	0.17	0.17	5.52	11
11.51	7.83	(c)	359,680	0.19	0.20	5.95	44
11.61	24.02	(c)	225,938	0.10	0.33	9.52	56

The accompanying notes are an integral part of the financial statements.

15

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following is a summary of the significant accounting policies followed by the Fund:

a. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in

16

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

17

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Obligations	$—	$248,766,063	$—	$248,766,063
Asset-Backed Securities	—	100,870,423	—	100,870,423
Commercial Mortgage-Backed Obligations	—	88,076,315	—	88,076,315
Municipal Bond	—	804,578	—	804,578
Short-Term Investment	7,035,796	—	—	7,035,796

Total Investments in Securities	$7,035,796	$438,517,379	$—	$445,553,175

For the six-months ended April 30, 2014, there have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. For the six-months ended April 30, 2014, there were no Level 3 securities.

For the six-months ended April 30, 2014, there have been no significant changes to the Fund’s fair value methodologies.

c. Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriated provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However,

18

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties. Management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e. Expenses. Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund distributes its net investment income monthly, and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates. Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement under which the

19

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for the Fund, plus $20,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. (“BFDS”) serves as the servicing agent for the Fund under transfer agency agreements with the Trust.

Union Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

6. Capital Shares.

	Six-Months Ended April 30, 2014	Year Ended October 31, 2013
SHARE TRANSACTIONS:
Issued	4,513,444	10,347,648
Issued in connection with in-kind transfer*	1,762,065	2,731,492
Reinvestment of distributions	1,539,597	1,891,973
Redeemed	(508,877)	(3,186,672)

Net share transactions	7,306,229	11,784,441

*	See Note 10.

20

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2014, were as follows:

	U.S. Government	Other
Purchases	$9,071,066	$103,132,951	*
Sales	1,214,982	37,075,232

*	Included in the amount for cost of security purchases are contributions in-kind of $20,298,986.

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2013 and the period ended October 31, 2012 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2013	$18,914,106	$2,881,876	$21,795,982
2012	10,851,687	—	10,851,687

As of October 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$3,482,365
Undistributed Long-Term Capital Gain	4,854,983
Net Unrealized Appreciation	11,663,272
Other Temporary Differences	(1,562,452)

Total Distributable Earnings	$18,438,168

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$429,814,197	$17,669,135	$(1,930,157)	$15,738,978

9. Concentration/Risks. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group

21

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

10. In-Kind Transfers. During the six-months ended April 30, 2014, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their then current value on the date of transaction.

Transaction Date	Shares Issued	Value
2/27/2014	1,762,065	$20,298,986

During the year ended October 31, 2013, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their then current value on the date of transaction.

Transaction Date	Shares Issued	Value
12/27/2012	1,516,542	$17,379,572
1/29/2013	143,177	1,669,441
2/27/2013	368,812	4,304,033
8/29/2013	134,444	1,538,038
9/27/2013	284,632	3,264,730
10/31/2013	283,885	3,267,516

		$31,423,330

22

Notes to Financial Statements (Unaudited)

April 30, 2014

Loomis Sayles Full Discretion Institutional Securitized Fund

11. Other. At April 30, 2014, 19% of Institutional Class total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events. Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

23

DISCLOSURE OF FUND EXPENSES (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

24

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period*
Actual	$1,000.00	$1,040.80	$0.86
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.95	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio, 0.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

25

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o Boston Financial Data Services, Inc.

P.O. Box 8530

Boston, Massachusetts 02266-8530

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014